Note 26 - Derivative financial instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 1,875	$ 7,484
Derivatives with negative fair values	(14,330)	(8,300)
Total	(12,455)	(816)
Derivatives hedging borrowings and investments [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with negative fair values	(2,669)
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	1,875	7,484
Derivatives with negative fair values	$ (11,661)	$ (8,300)